Investment and Mortgage-Backed Securities, Available for Sale (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of Available for Sale Securities
The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities available for sale at the dates indicated are as follows:

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$13,317,462	$83,691	$154,492	$13,246,661
Federal Farm Credit Bank ("FFCB") Securities	5,750,000	—	82,006	5,667,994
Federal National Mortgage Association ("FNMA") Bonds	996,822	7,559	—	1,004,381
Small Business Administration (“SBA”) Bonds	106,637,400	1,796,943	307,649	108,126,694
Tax Exempt Municipal Bonds	59,960,960	2,579,543	45,080	62,495,423
Mortgage-Backed Securities	233,963,842	5,704,855	815,984	238,852,713
Equity Securities	250,438	56,236	—	306,674
	$420,876,924	$10,228,827	$1,405,211	$429,700,540

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$13,538,723	$25,695	$893,968	$12,670,450
FFCB Securities	5,750,000	—	383,820	5,366,180
FNMA Bonds	1,993,473	—	18,543	1,974,930
SBA Bonds	99,228,708	1,914,720	319,443	100,823,985
Tax Exempt Municipal Bonds	63,590,959	410,151	2,685,988	61,315,122
Mortgage-Backed Securities	245,882,053	5,843,365	3,128,883	248,596,535
Equity Securities	257,938	—	1,688	256,250
	$430,241,854	$8,193,931	$7,432,333	$431,003,452

Schedule of Available For Sale Securities, Contractual Maturities

	Amortized Cost	Fair Value
Less Than One Year	$760,264	$773,573
One – Five Years	13,588,753	13,819,295
Five – Ten Years	68,880,177	69,887,727
After Ten Years	103,683,888	106,367,232
Mortgage-Backed Securities	233,963,842	238,852,713
	$420,876,924	$429,700,540

Schedule of Temporarily Impaired Securities, Fair Value and Unrealized Losses
The following tables show gross unrealized losses and fair value, aggregated by investment category, and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$994,818	$5,182	$3,850,690	$149,310	$4,845,508	$154,492
FFCB Securities	—	—	5,667,994	82,006	5,667,994	82,006
FNMA Bonds	—	—	—	—	—	—
SBA Bonds	27,859,461	223,070	4,920,631	84,579	32,780,092	307,649
Tax Exempt Municipal Bonds	3,605,319	16,039	1,710,586	29,041	5,315,905	45,080
Mortgage-Backed Securities	34,840,832	208,242	30,899,075	607,742	65,739,907	815,984
	$67,300,430	$452,533	$47,048,976	$952,678	$114,349,406	$1,405,211
(2)         Investment and Mortgage-Backed Securities, Available For Sale, Continued

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$10,288,110	$651,608	$1,757,640	$242,360	$12,045,750	$893,968
FFCB Securities	4,435,070	314,930	931,110	68,890	5,366,180	383,820
FNMA Bonds	1,974,930	18,543	—	—	1,974,930	18,543
SBA Bonds	12,183,961	288,678	3,541,453	30,765	15,725,414	319,443
Tax Exempt Municipal Bond	39,848,206	2,556,014	2,008,272	129,974	41,856,478	2,685,988
Mortgage-Backed Securities	88,516,030	2,756,216	6,436,369	372,667	94,952,399	3,128,883
Equity Securities	—	—	101,250	1,688	101,250	1,688
	$157,246,307	$6,585,989	$14,776,094	$846,344	$172,022,401	$7,432,333